Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 28,299	$ 22,014
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	7,735	5,955
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	19,019	15,227
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,545	$ 832